Annual Fund Operating Expenses - Invesco Nasdaq International Innovators 100 ETF - Invesco Nasdaq International Innovators 100 ETF	Sep. 15, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.29%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.